UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10371

LORD ABBETT BLEND TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	4/30/2007

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BLEND TRUST - SMALL-CAP BLEND FUND April 30, 2007

		Value
Investments	Shares	(000)

COMMON STOCKS 95.62%

Aerospace 2.51%
Curtiss-Wright Corp.	656,178	$28,275
HEICO Corp.	265,852	9,611
HEICO Corp. Class A	101,696	3,147
Total		41,033

Air Transportation 0.72%
AirTran Holdings, Inc.*	1,068,100	11,760

Auto Components 0.04%
Wabash National Corp.	39,664	617

Banks 2.08%
Investors Financial Services Corp.	338,674	20,957
PrivateBancorp, Inc.	398,406	13,080
Total		34,037

Biotechnology Research & Production 0.50%
Kensey Nash Corp.*	319,378	8,214

Building: Materials 2.86%
NCI Building Systems, Inc.*	232,100	11,598
Watsco, Inc.	662,200	35,209
Total		46,807

Building: Roofing & Wallboard 2.01%
Beacon Roofing Supply, Inc.*	2,088,150	32,847

Casinos & Gambling 0.27%
Progressive Gaming International Corp.*	1,029,876	4,490

Chemicals 0.56%
EnerSys*	561,300	9,144

Communications & Media 1.66%
Entravision Communications Corp.*	2,763,500	27,110

Communications Technology 3.84%
Comtech Telecommunication Corp.*	557,159	21,088
Foundry Networks, Inc.*	883,466	13,358
TALX Corp.	823,766	28,412
Total		62,858

Computer Services, Software & Systems 5.22%
CACI International Inc., Class A*	307,500	14,062
Epicor Software Corp.*	1,432,458	20,771
Lionbridge Technologies, Inc.*	1,831,120	9,302
Patno Computer Systems Ltd. ADR	2,500	66
SRA International, Inc.*	402,642	9,836
Websense, Inc.*	1,264,900	31,256
Total		85,293

Computer Technology 4.32%
Komag, Inc.*	799,918	22,006
RadiSys Corp.*(b)	1,177,225	17,847
Stratasys, Inc.*(b)	648,924	30,843
Total		70,696

Consumer Electronics 1.45%
LoJack Corp.*	72,059	1,326
Universal Electronics, Inc.*(b)	793,028	22,443
Total		23,769

Consumer Products 0.97%
USANA Health Sciences, Inc.*	396,825	15,809

Diversified Financial Services 1.23%
USI Holdings Corp.*	1,187,839	20,122

Diversified Manufacturing 2.44%
CLARCOR, Inc.	843,243	26,596
Hexcel Corp.*	613,421	13,311
Total		39,907

Education Services 1.70%
Strayer Education, Inc.	223,996	27,852

Electrical & Electronics 1.63%
Power Intergrations, Inc.*	1,030,915	26,649

Electrical Equipment & Components 1.49%
Genlyte Group, Inc. (The)*	312,615	24,387

Electronics: Instruments, Gauges & Meters 2.31%
FARO Technologies, Inc.*	380,549	12,170

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited) (continued)

LORD ABBETT BLEND TRUST - SMALL-CAP BLEND FUND April 30, 2007

		Value
Investments	Shares	(000)
Electronics: Instruments, Gauges & Meters (continued)
Measurement Specialties, Inc.*(b)	1,248,545	$25,558
Total		37,728

Electronics: Technology 3.23%
PerkinElmer, Inc.	1,010,200	24,447
ScanSource, Inc.*	985,452	28,302
Total		52,749

Engineering & Contracting Services 0.53%
Foster Wheeler Ltd.*	125,104	8,611

Financial Data Processing Services & Systems 1.27%
Global Payments Inc.	545,600	20,722

Foods 2.02%
J & J Snack Foods Corp.	849,138	33,091

Health & Personal Care 2.59%
Amedisys, Inc.*(b)	1,350,273	42,331

Healthcare Facilities 3.85%
ICON plc ADR*	475,793	22,329
LCA-Vision Inc.	966,456	40,562
Total		62,891

Healthcare Management Services 0.65%
HealthExtras, Inc.*	233,483	7,226
Phase Foward Inc.*	211,108	3,353
Total		10,579

Household Furnishings 2.99%
Select Comfort Corp.*(b)	2,635,508	48,862

Identification Control & Filter Devices 0.90%
X-Rite, Inc.	1,182,160	14,789

Insurance: Multi-Line 2.40%
Hilb, Rogal & Hobbs Co.	902,500	39,214

Insurance: Property-Casualty 4.04%
First Acceptance Corp.*	414,200	4,192
HCC Insurance Holdings, Inc.	726,750	22,282
Ohio Casualty Corp.	1,248,342	39,497
Total		65,971

Machinery: Industrial/Specialty 3.45%
Actuant Corp., Class A	752,300	39,872
EnPro Industries, Inc.*	439,751	16,561
Total		56,433

Machinery: Specialty 3.80%
Bucyrus International, Inc.	440,800	27,656
Flow International Corp.*	667,149	7,766
Graco, Inc.	677,100	26,745
Total		62,167

Medical & Dental Instruments & Supplies 5.77%
Kyphon Inc.*	538,032	25,078
Mentor Corp.	630,300	24,525
Symmetry Medical Inc.*	1,044,100	17,739
Techne Corp.*	215,585	12,713
Ventana Medical Systems, Inc.*	293,744	14,273
Total		94,328

Medical Services 1.47%
Option Care, Inc.(b)	1,754,311	23,964

Metal Fabricating 3.27%
Commercial Metals Co.	626,900	21,020
Haynes International, Inc.*	57,900	4,514
Reliance Steel & Aluminum Co.	470,900	27,971
Total		53,505

Metals & Minerals Miscellaneous 0.72%
Brush Engineered Materials Inc.*	246,500	11,837

Oil: Crude Producers 3.04%
Comstock Resources, Inc.*	590,115	16,730
EXCO Resources, Inc.*	1,962,600	32,952
Total		49,682

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited) (concluded)

LORD ABBETT BLEND TRUST - SMALL-CAP BLEND FUND April 30, 2007

		Value
Investments	Shares	(000)

Production Technology Equipment 0.01%
MTS Systems Corp.	5,700	$242

Rental & Leasing Services: Commercial 1.31%
Williams Scotsman International, Inc.*	973,237	21,440

Retail 1.19%
PetMed Express, Inc.*	548,134	6,046
Rush Enterprises, Inc., Class A*	642,071	13,355
Total		19,401

Savings & Loan 0.87%
Brookline Bancorp, Inc.	1,189,618	14,180

Securities Brokerage & Services 1.54%
optionsXpress Holdings, Inc.	1,020,490	25,186

Services: Commercial 1.18%
Advisory Board Co. (The)*	44,700	2,122
AMN Healthcare Services, Inc.*	115,349	2,809
Kforce Inc.*	1,045,490	14,355
Total		19,286

Steel 1.79%
Carpenter Technology Corp.	198,779	24,126
Claymont Steel Holdings, Inc.*	221,890	5,130
Total		29,256

Transportation: Miscellaneous 0.63%
Celadon Group, Inc.*	528,693	8,702
Vitran Corp. Inc. (Canada)*(a)	77,668	1,556
Total		10,258

Truckers 0.73%
J.B. Hunt Transport Services, Inc.	440,078	11,908

Wholesalers 0.57%
Brightpoint, Inc.*	705,192	9,379

Total Common Stocks (cost $1,393,554,065)		1,563,391

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENT 4.93%

Repurchase Agreement
Repurchase Agreement dated 4/30/2007, 4.70% due 5/1/2007 with State Street Bank & Trust Co. collateralized by $29,570,000 of Federal Home Loan Mortgage Corp. at 7.00% due 3/15/2010 and $50,000,000 of Federal National Mortgage Assoc. at 4.625% due 6/1/2010; value: $82,253,475; proceeds: $80,650,914 (cost $80,640,386)	$80,640	$80,640

Total Investments in Securities 100.55% (cost $1,474,194,451)		1,644,031
Liabilities in Excess of Other Assets (0.55%)		(8,986)
Net Assets 100.00%		$1,635,045

ADR American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Blend Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management company, organized as a Delaware Statutory Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the “Fund”). The Securities and Exchange Commission declared the registration of the Fund and its shares effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001.

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. FEDERAL TAX INFORMATION

As of April 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$1,474,813,084
Gross unrealized gain	220,268,682
Gross unrealized loss	(51,050,937)
Net unrealized security gain	$169,217,745

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended April 30, 2007:

Notes to Schedule of Investments (unaudited) (concluded)

Affiliated Issuer	Balance of Shares Held at 7/31/2006	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2007	Value at 4/30/2007	Realized Gain (Loss) 8/1/2006 to 4/30/2007(c)	Dividend Income 8/1/2006 to 4/30/2007(c)
Amedisys, Inc. (b)	1,108,184	358,395	(116,306)	1,350,273	$42,331,059	$965,668	$—
Beacon Roofing Supply, Inc. (a)	1,967,797	334,553	(214,200)	2,088,150	32,846,600	937,222	—
Entravision Communications(a)	3,159,300	41,100	(436,900)	2,763,500	27,109,935	(93,313)	—
LCA-Vision Inc. (a)	1,071,356	13,600	(118,500)	966,456	40,562,158	(110,627)	128,563
Measurement Specialties, Inc.	1,378,145	—	(129,600)	1,248,545	25,557,716	111,070	—
Option Care, Inc.	1,811,866	126,245	(183,800)	1,754,311	23,963,888	537,509	105,982
RadiSys Corp.	959,804	296,421	(79,000)	1,177,225	17,846,731	13,384	—
Select Comfort Corp.	2,807,938	128,170	(300,600)	2,635,508	48,862,318	2,718,153	—
SpectraLink Corp.	1,253,937	15,900	(1,269,837)	—	—	102,341	—
Stratasys, Inc.	902,624	13,500	(267,200)	648,924	30,843,358	4,060,302	—
Universal Electronics, Inc.	1,004,369	—	(211,341)	793,028	22,442,692	2,018,226	—
Total					$312,366,455	$11,259,935	$234,545

(a) No longer affiliated issuer as of April 30, 2007.

(b) 358,395 shares acquired in a 4-for-3 stock split; ex-date December 5, 2006.

(c) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

5. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth and value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

These factors can affect the Fund’s performance.

Item 2:	Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule
30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 26, 2007